UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2009

Capital Appreciation Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 2.7%
United Technologies Corp.	64,300	$2,763,612

Alcoholic Beverages - 0.8%
Diageo PLC	72,450	$817,605

Apparel Manufacturers - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	20,150	$1,266,014
NIKE, Inc., “B”	36,580	1,715,236

		$2,981,250

Biotechnology - 2.5%
Genzyme Corp. (a)	43,050	$2,556,740

Broadcasting - 2.5%
Grupo Televisa S.A., ADR	49,050	$669,042
Omnicom Group, Inc.	78,290	1,831,986

		$2,501,028

Brokerage & Asset Managers - 1.9%
Charles Schwab Corp.	78,430	$1,215,665
Deutsche Boerse AG	11,180	674,063

		$1,889,728

Business Services - 11.1%
Accenture Ltd., “A”	89,880	$2,470,801
Amdocs Ltd. (a)	64,080	1,186,762
Automatic Data Processing, Inc.	19,160	673,666
Dun & Bradstreet Corp.	12,640	973,280
Fidelity National Information Services, Inc.	31,190	567,658
MasterCard, Inc., “A”	18,350	3,073,258
Visa, Inc., “A”	9,730	540,988
Western Union Co.	135,040	1,697,453

		$11,183,866

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	31,100	$708,769

Chemicals - 1.6%
3M Co.	31,440	$1,563,197

Computer Software - 5.0%
Microsoft Corp.	67,780	$1,245,119
Oracle Corp. (a)	187,960	3,396,437
VeriSign, Inc. (a)	22,340	421,556

		$5,063,112

Computer Software - Systems - 5.2%
Apple, Inc. (a)	14,350	$1,508,472
EMC Corp. (a)	86,130	981,882
Hewlett-Packard Co.	36,110	1,157,687
International Business Machines Corp.	15,910	1,541,520

		$5,189,561

Consumer Goods & Services - 4.1%
Colgate-Palmolive Co.	27,390	$1,615,462
Procter & Gamble Co.	53,870	2,536,738

		$4,152,200

Electrical Equipment - 5.1%
Danaher Corp.	42,970	$2,329,833
Rockwell Automation, Inc.	78,930	1,723,831
W.W. Grainger, Inc.	15,990	1,122,178

		$5,175,842

Electronics - 4.7%
Intersil Corp., “A”	33,340	$383,410
KLA-Tencor Corp.	42,770	855,400
National Semiconductor Corp.	104,950	1,077,837
Samsung Electronics Co. Ltd., GDR	5,256	1,073,538
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	146,202	1,308,508

		$4,698,693

Energy - Integrated - 4.8%
Chevron Corp.	27,830	$1,871,289
Exxon Mobil Corp.	7,480	509,388
Hess Corp.	16,760	908,392
Marathon Oil Corp.	57,620	1,514,830

		$4,803,899

Food & Beverages - 4.6%
Groupe Danone	14,810	$721,343
Nestle S.A.	26,803	906,070
PepsiCo, Inc.	57,550	2,962,674

		$4,590,087

Food & Drug Stores - 3.0%
CVS Caremark Corp.	109,389	$3,007,104

General Merchandise - 1.1%
Kohl’s Corp. (a)	13,040	$551,853
Target Corp.	17,260	593,571

		$1,145,424

Internet - 3.3%
eBay, Inc. (a)	47,460	$596,098
Google, Inc., “A” (a)	7,880	2,742,713

		$3,338,811

Major Banks - 2.8%
Bank of New York Mellon Corp.	45,684	$1,290,573
State Street Corp.	48,820	1,502,680

		$2,793,253

Medical & Health Technology & Services - 2.6%
Medco Health Solutions, Inc. (a)	18,850	$779,259
Patterson Cos., Inc. (a)	62,180	1,172,715
VCA Antech, Inc. (a)	29,480	664,774

		$2,616,748

Medical Equipment - 8.6%
DENTSPLY International, Inc.	59,670	$1,602,140
Medtronic, Inc.	94,820	2,794,345
Thermo Fisher Scientific, Inc. (a)	45,140	1,610,144
Waters Corp. (a)	45,270	1,672,727
Zimmer Holdings, Inc. (a)	25,780	940,970

		$8,620,326

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	14,430	$643,578

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	239,800	$4,021,446
Research in Motion Ltd. (a)	11,530	496,597

		$4,518,043

Oil Services - 2.4%
Halliburton Co.	94,890	$1,467,948
Noble Corp.	38,230	920,961

		$2,388,909

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	48,330	$717,217

Pharmaceuticals - 4.8%
Allergan, Inc.	33,290	$1,589,930
Johnson & Johnson	25,210	1,326,046
Merck KGaA	11,850	1,047,915
Roche Holding AG	6,090	835,683

		$4,799,574

Specialty Chemicals - 0.7%
Praxair, Inc.	10,590	$712,601

Specialty Stores - 1.4%
Staples, Inc.	75,760	$1,372,014

Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., “L”, ADR	20,230	$547,828
Rogers Communications, Inc., “B”	21,810	497,922

		$1,045,750

Trucking - 0.7%
United Parcel Service, Inc., “B”	15,300	$753,066

Total Common Stocks		$99,111,607

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value	1,527,976	$1,527,976

Total Investments		$100,639,583

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(42,236)

NET ASSETS - 100.0%		$100,597,347

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$100,639,583	$—	$—	$100,639,583
Other Financial Instruments	$—	$—	$—	$—

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,386,413	(2,858,437)	1,527,976

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$324	$1,527,976

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.